CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 2,030,030	$ 2,055,099	$ 6,240,575	$ 6,053,928
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,438,616	1,449,136	4,403,583	4,274,222
Selling, general and administrative	205,095	185,187	576,903	572,999
Depreciation and amortization	93,029	146,032	391,845	436,217
Transaction and integration related	7,856	10,433	21,667	34,516
Restructuring	0	0	45,789	45,390
Total costs and expenses	1,744,596	1,790,788	5,439,787	5,363,344
Income from operations	285,434	264,311	800,788	690,584
Interest income	2,434	1,273	5,601	3,294
Interest expense	(53,303)	(83,908)	(185,808)	(255,665)
Income before income tax expense	234,565	181,676	620,581	438,213
Income tax expense	(37,437)	(18,011)	(89,105)	(41,913)
Income before share of losses from equity method investments	197,128	163,665	531,476	396,300
Share of losses from equity method investments	0	0	0	(383)
Net income	$ 197,128	$ 163,665	$ 531,476	$ 395,917
Net income per ordinary share (note 13):
Basic (in USD per share)	$ 2.38	$ 1.99	$ 6.43	$ 4.83
Diluted (in USD per share)	$ 2.36	$ 1.97	$ 6.38	$ 4.79
Weighted average number of ordinary shares outstanding (note 13):
Basic (in shares)	82,831,300	82,215,627	82,716,842	82,001,500
Diluted (in shares)	83,445,827	82,972,888	83,305,441	82,737,073